Related party transactions	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Related party transactions

D.33. Related party transactions

The principal related parties are companies over which Sanofi has control or significant influence; joint ventures; key management personnel; and principal shareholders.

Sanofi has not entered into any material transactions with any key management personnel or any of their close family members. Any transactions with such individuals are routine transactions entered into in the ordinary course of business. Financial relations with Sanofi’s principal shareholders fall within the ordinary course of business and were immaterial in the years ended December 31, 2017, 2016 and 2015.

A list of the principal companies controlled by Sanofi is presented in Note F.1. Those companies are fully consolidated as described in Note B.1. Transactions between those companies, and between the parent company and its subsidiaries, are eliminated when preparing the consolidated financial statements.

Transactions with companies over which Sanofi has significant influence, and with joint ventures, are presented in Note D.6.

Key management personnel include corporate officers (including one director holding office for four months in 2016 and two directors holding office during 2015 who were covered by top-up pension plans: see “Item 6.B. – Compensation”) and the members of the Executive Committee (an average of 13 members in 2017 and 2016, and 11 members in 2015).

The table below shows, by type, the compensation paid to key management personnel:

(€ million)	2017	2016	2015
Short-term benefits(a)	31	32	32

Post-employment benefits(b)	8	9	20

Share-based payment	15	22	14
Total recognized in profit or loss	54	63	66

(a)	Compensation, employer’s social security contributions, directors’ attendance fees, and any termination benefits (net of reversals of termination benefit obligations).

(b)	In 2015, includes the expense arising from the award of a deemed ten years of service to Olivier Brandicourt.

The aggregate top-up pension obligation in favor of certain corporate officers and of members of the Executive Committee was €68 million as of December 31, 2017, versus €72 million as of December 31, 2016 and €128 million as of December 31, 2015. The reduction in the obligation to corporate officers as of December 31, 2016 was mainly due to directors ceasing to hold office, rather than to a general reduction in the obligation.

The aggregate amount of termination benefits and lump-sum retirement benefits payable to key management personnel was €9 million as of December 31, 2017, compared with €8 million as of December 31, 2016 and €6 million as of December 31, 2015.